Long- term investments	12 Months Ended
Dec. 31, 2021
Long- term investments
Long- term investments

8.Long- term investments

As of December 31, 2020 and 2021, long-term investments include equity investments in privately held companies. The following table presents the Group's long-term investments as of the respective balance sheet dates:

	December 31, 2020	December 31, 2021
	RMB	RMB
Equity securities investments without readily determinable fair values investments：
Shenzhen Cheyou alliance Automobile Service Co., Ltd ("Cheyou Union")(1)	700	—
Fat Magpie (Beijing) technology Co., Ltd. (“Fat Magpie”)(1)	5,400	—
Equity method investments：
Shanghai Three Drivers Culture Media Co., Limited (“STDC”)(2)	2,849	5,357
Total	8,949	5,357

8.Long- term investments (Continued)

Notes:

(1) The Group carries these investments at cost less impairment as the Group does not have significant influence and the investments do not have a readily determinable fair value.

For the year ended December 31, 2019, the Group made full impairment of RMB1.0 million for its equity investments in Beijing Diche Technology Co., Ltd. For the year ended December 31, 2021, the Group recorded full impairment of RMB0.7 million for its equity investments in Cheyou Union.

On January 27, 2021, the group disposed the investment of Fat Magpie at carrying value of RMB5.4 million to a third-party individual.

(2) On September 3, 2018, TuanChe Internet invested RMB4.0 million in cash for a 40% equity interest in STDC that operates a car media business. On June 30, 2021, the Group made additional investment of RMB 2.25 million and the ownership in STDC increased to 49%. The Group applies the equity method of accounting to the investment in STDC, over which it has significant influence but does not own a majority equity interest or otherwise control. As of December 31, 2020 and 2021, the carrying value of equity investment for using equity method were RMB2.8 million and RMB5.4 million, respectively. For the years ended December 31, 2019, 2020 and 2021, the change in profit and loss of equity investment for using equity method were loss of RMB917, profit of RMB 933 and RMB258, respectively.